Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 146,060	$ 159,746
Accounts receivable, net - related parties	1,747,092	1,396,202
Other receivables - related parties	52,264	98,424
Total Current Assets	1,945,416	1,654,372
Office Equipment Furniture & Fixtures	9,945	10,784
Total Assets	1,955,361	1,665,156
Current Liabilities
Accounts payable and accrued expenses	25,411	40,411
Deferred Revenue	1,504,387	1,254,387
Income tax payable	14,868	10,337
Total Current Liabilities	1,544,666	1,305,135
Total Liabilities	1,544,666	1,305,135
Commitments and Contingencies	0	0
Stockholders' Equity
Common stock,$0.001 par value, 500,000,000 shares authorized; 126,740,708 shares issued and outsanding	$ 126,741	$ 126,741
Common stock subscribed	1,000	1,000
Additional paid in capital	$ 897,340	$ 897,340
Deferred compensation	(325,000)	(350,000)
Receivable for issuance of stock	(206,980)	(206,980)
Retained Earnings	(82,406)	(108,080)
Total stockholders' equity	410,695	360,020
Total liabilities and stockholders' equity	$ 1,955,361	$ 1,665,155